Nationwide

VA Separate Account - A

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

FHL–108 –12/06

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 422,981 shares (cost $ 2,808,848)	$3,185,049

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead) 821 shares (cost $ 15,613)	17,701

Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares (FedHiInc) 1,952 shares (cost $15,042)	15,320

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 2,449 shares (cost $56,281)	64,161

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 474,814 shares (cost $ 19,199,621)	17,031,580

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 1,401 shares (cost $28,202)	33,593

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 470,231 shares (cost $ 5,621,121)	5,337,117

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 121,489 shares (cost $ 1,591,370)	1,476,091

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 802,960 shares (cost $ 802,960)	802,960

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 960,187 shares (cost $ 10,560,502)	12,789,692

MFS Variable Insurance Trust – Total Return Series – Initial Class (MFSTotReSe) 809 shares (cost $ 13,919)	17,716

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal) 459,292 shares (cost $ 4,476,235)	5,254,297

Total investments	46,025,277

Accounts receivable	1,371

Total assets	46,026,648

Accounts payable	–

Contract owners’ equity (note 4)	$46,026,648

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPBal	FedAmLead	FedHiInc	FidVIPEI	FidVIPGr	FidVIPOv	GVITGvtBd
Reinvested dividends	$600,469	66,333	233	1,213	1,940	75,103	261	234,269
Mortality and expense risk charges (note 2)	(640,207)	(43,060)	(224)	(203)	(815)	(240,460)	(429)	(76,052)

Net investment income (loss)	(39,738)	23,273	9	1,010	1,125	(165,357)	(168)	158,217

Proceeds from mutual fund shares sold	12,432,199	735,370	224	204	817	4,448,200	430	1,751,940
Cost of mutual fund shares sold	(14,378,340)	(761,161)	(203)	(216)	(804)	(6,466,078)	(407)	(1,821,081)

Realized gain (loss) on investments	(1,946,141)	(25,791)	21	(12)	13	(2,017,878)	23	(69,141)
Change in unrealized gain (loss) on investments	5,120,473	36,005	375	301	1,819	3,137,044	4,705	(26,606)

Net gain (loss) on investments	3,174,332	10,214	396	289	1,832	1,119,166	4,728	(95,747)

Reinvested capital gains	276,989	222,338	1,928	–	7,070	–	182	44,958

Net increase (decrease) in contract owners’ equity resulting from operations	$3,411,583	255,825	2,333	1,299	10,027	953,809	4,742	107,428

Investment activity:	GVITGrowth	GVITMyMkt	GVITNWFund	MFSTotReSe	NBAMTBal
Reinvested dividends	$762	36,771	139,715	383	43,486
Mortality and expense risk charges (note 2)	(20,809)	(10,819)	(172,057)	(232)	(75,047)

Net investment income (loss)	(20,047)	25,952	(32,342)	151	(31,561)

Proceeds from mutual fund shares sold	389,442	361,776	3,168,327	233	1,575,236
Cost of mutual fund shares sold	(507,534)	(361,776)	(3,000,525)	(175)	(1,458,380)

Realized gain (loss) on investments	(118,092)	–	167,802	58	116,856
Change in unrealized gain (loss) on investments	199,990	–	1,346,219	938	419,683

Net gain (loss) on investments	81,898	–	1,514,021	996	536,539

Reinvested capital gains	–	–	–	513	–

Net increase (decrease) in contract owners’ equity resulting from operations	$61,851	25,952	1,481,679	1,660	504,978

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPBal		FedAmLead		FedHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(39,738)	(69,091)	23,273	21,636	9	14	1,010	919
Realized gain (loss) on investments	(1,946,141)	(2,737,808)	(25,791)	(12,693)	21	27	(12)	(7)
Change in unrealized gain (loss) on investments	5,120,473	5,249,660	36,005	124,938	375	488	301	(742)
Reinvested capital gains	276,989	17,018	222,338	1,537	1,928	–	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	3,411,583	2,459,779	255,825	135,418	2,333	529	1,299	170

Equity transactions:
Purchase payments received from contract owners (note 3)	331,251	329,940	17,118	25,197	–	–	–	–
Transfers between funds	–	–	38,026	5,990	–	–	–	–
Redemptions (note 3)	(10,443,630)	(12,826,809)	(658,250)	(719,351)	–	–	–	–
Annuity benefits	(16,426)	(15,626)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(64,290)	(75,062)	(4,566)	(5,146)	–	–	–	–
Contingent deferred sales charges (note 2)	(5,651)	(9,242)	(399)	(333)	–	–	–	–
Adjustments to maintain reserves	2,169	2,598	(4)	(39)	(2)	(21)	(1)	(1)

Net equity transactions	(10,196,577)	(12,594,201)	(608,075)	(693,682)	(2)	(21)	(1)	(1)

Net change in contract owners’ equity	(6,784,994)	(10,134,422)	(352,250)	(558,264)	2,331	508	1,298	169
Contract owners’ equity beginning of period	52,811,642	62,946,064	3,537,305	4,095,569	15,360	14,852	14,022	13,853

Contract owners’ equity end of period	$46,026,648	52,811,642	3,185,055	3,537,305	17,691	15,360	15,320	14,022

CHANGES IN UNITS:
Beginning units	2,016,041	2,503,719	309,457	371,104	767	768	912	912

Units purchased	73,016	81,649	7,222	10,978	–	–	–	–
Units redeemed	(450,880)	(569,327)	(59,151)	(72,625)	–	(1)	–	–

Ending units	1,638,177	2,016,041	257,528	309,457	767	767	912	912

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEI		FidVIPGr		FidVIPOv		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,125	102	(165,357)	(162,393)	(168)	(191)	158,217	165,372
Realized gain (loss) on investments	13	(34)	(2,017,878)	(2,083,418)	23	(55)	(69,141)	16,172
Change in unrealized gain (loss) on investments	1,819	393	3,137,044	3,028,814	4,705	4,394	(26,606)	(51,856)
Reinvested capital gains	7,070	1,817	–	–	182	126	44,958	12,915

Net increase (decrease) in contract owners’ equity resulting from operations	10,027	2,278	953,809	783,003	4,742	4,274	107,428	142,603

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	98,130	107,553	–	–	20,658	46,903
Transfers between funds	–	–	(74,176)	(149,706)	–	–	(122,228)	(87,619)
Redemptions (note 3)	–	–	(3,951,456)	(4,642,213)	–	–	(1,139,198)	(1,688,755)
Annuity benefits	–	–	(8,386)	(8,069)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(25,468)	(29,203)	–	–	(6,973)	(8,466)
Contingent deferred sales charges (note 2)	–	–	(2,028)	(3,376)	–	–	(708)	(378)
Adjustments to maintain reserves	(4)	(3)	1,050	3,118	(2)	(17)	32	(73)

Net equity transactions	(4)	(3)	(3,962,334)	(4,721,896)	(2)	(17)	(1,248,417)	(1,738,388)

Net change in contract owners’ equity	10,023	2,275	(3,008,525)	(3,938,893)	4,740	4,257	(1,140,989)	(1,595,785)
Contract owners’ equity beginning of period	54,133	51,858	20,040,776	23,979,669	28,845	24,588	6,478,108	8,073,893

Contract owners’ equity end of period	$64,156	54,133	17,032,251	20,040,776	33,585	28,845	5,337,119	6,478,108

CHANGES IN UNITS:
Beginning units	2,023	2,023	651,130	814,161	1,670	1,671	235,928	299,705

Units purchased	–	–	10,247	15,546	–	–	15,698	12,211
Units redeemed	–	–	(137,121)	(178,577)	–	(1)	(61,066)	(75,988)

Ending units	2,023	2,023	524,256	651,130	1,670	1,670	190,560	235,928

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGrowth		GVITMyMkt		GVITNWFund		MFSTotReSe
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(20,047)	(21,457)	25,952	13,564	(32,342)	(63,099)	151	97
Realized gain (loss) on investments	(118,092)	(474,524)	–	–	167,802	(129,320)	58	55
Change in unrealized gain (loss) on investments	199,990	576,122	–	–	1,346,219	1,029,826	938	(553)
Reinvested capital gains	–	–	–	–	–	–	513	623

Net increase (decrease) in contract owners’ equity resulting from operations	61,851	80,141	25,952	13,564	1,481,679	837,407	1,660	222

Equity transactions:
Purchase payments received from contract owners (note 3)	8,371	4,578	68,244	24,859	86,295	53,641	–	–
Transfers between funds	(80,414)	73,492	220,890	235,890	10,530	(41,736)	–	–
Redemptions (note 3)	(262,656)	(325,472)	(366,459)	(498,128)	(2,594,522)	(3,587,772)	–	–
Annuity benefits	–	–	–	–	(4,692)	(4,454)	–	–
Annual contract maintenance charges (note 2)	(2,124)	(2,631)	(989)	(1,510)	(16,984)	(19,842)	–	–
Contingent deferred sales charges (note 2)	(86)	(216)	(203)	(60)	(1,563)	(4,425)	–	–
Adjustments to maintain reserves	7	(25)	(33)	27	605	825	(2)	(3)

Net equity transactions	(336,902)	(250,274)	(78,550)	(238,922)	(2,520,331)	(3,603,763)	(2)	(3)

Net change in contract owners’ equity	(275,051)	(170,133)	(52,598)	(225,358)	(1,038,652)	(2,766,356)	1,658	219
Contract owners’ equity beginning of period	1,751,148	1,921,281	855,534	1,080,892	13,828,754	16,595,110	16,047	15,828

Contract owners’ equity end of period	$1,476,097	1,751,148	802,936	855,534	12,790,102	13,828,754	17,705	16,047

CHANGES IN UNITS:
Beginning units	104,468	120,486	52,279	66,933	385,898	491,383	785	785

Units purchased	2,053	6,506	20,753	27,675	14,363	2,465	–	–
Units redeemed	(22,488)	(22,524)	(25,477)	(42,329)	(82,195)	(107,950)	–	–

Ending units	84,033	104,468	47,555	52,279	318,066	385,898	785	785

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTBal
Investment activity:	2006	2005
Net investment income (loss)	$(31,561)	(23,655)
Realized gain (loss) on investments	116,856	(54,011)
Change in unrealized gain (loss) on investments	419,683	537,836
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	504,978	460,170

Equity transactions:
Purchase payments received from contract owners (note 3)	32,435	67,209
Transfers between funds	7,372	(36,311)
Redemptions (note 3)	(1,471,089)	(1,365,118)
Annuity benefits	(3,348)	(3,103)
Annual contract maintenance charges (note 2)	(7,186)	(8,264)
Contingent deferred sales charges (note 2)	(664)	(454)
Adjustments to maintain reserves	523	(1,190)

Net equity transactions	(1,441,957)	(1,347,231)

Net change in contract owners’ equity	(936,979)	(887,061)
Contract owners’ equity beginning of period	6,191,610	7,078,671

Contract owners’ equity end of period	$5,254,631	6,191,610

CHANGES IN UNITS:
Beginning units	270,724	333,788

Units purchased	2,680	6,268
Units redeemed	(63,382)	(69,332)

Ending units	210,022	270,724

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Advantage (ACVPAdv)*

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)*

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)

    Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares (FedHiInc)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)*

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Emerging Growth Series – Initial Class (MFSEmGrSe)*

    MFS Variable Insurance Trust – Total Return Series – Initial Class (MFSTotReSe)

Portfolio of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal)

*At December 31, 2006, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year, After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts an annual contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the Eagle Choice contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for the Eagle Choice contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	ACVPBal	FedAmLead	FedHiInc	FidVIPEI	FidVIPGr	FidVIPOv	GVITGvtBd
1.30%	$638,304	43,060	–	–	–	240,460	–	76,052
1.40%	1,903	–	224	203	815	–	429	–

Totals	$640,207	43,060	224	203	815	240,460	429	76,052

	GVITGrowth	GVITMyMkt	GVITNWFund	MFSTotReSe	NBAMTBal
1.30%	$20,809	10,819	172,057	–	75,047
1.40%	–	–	–	232	–

Totals	$20,809	10,819	172,057	232	75,047

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $84,416 and $58,686, respectively, and total transfers from the Account to the fixed account were $227,223 and $203,659, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $20,552 and $911 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.30%	257,528	$12.367801	$3,185,055	1.97%	8.20%
2005	1.30%	309,457	11.430683	3,537,305	1.90%	3.57%
2004	1.30%	371,104	11.036175	4,095,569	1.76%	8.35%
2003	1.30%	461,567	10.185550	4,701,314	2.56%	17.91%
2002	1.30%	500,339	8.638585	4,322,221	2.86%	-10.73%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	1.40%	767	23.065511	17,691	1.41%	15.18%
2005	1.40%	767	20.026048	15,360	1.47%	3.56%
2004	1.40%	768	19.338318	14,852	1.91%	8.24%
2003	1.40%	1,743	17.865693	31,140	1.45%	25.91%
2002	1.40%	1,743	14.189555	24,732	1.09%	-21.33%

Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares
2006	1.40%	912	16.798651	15,320	8.27%	9.26%
2005	1.40%	912	15.375187	14,022	7.98%	1.22%
2004	1.40%	912	15.189419	13,853	6.87%	8.91%
2003	1.40%	912	13.946223	12,719	7.23%	20.51%
2002	1.40%	912	11.573063	10,555	1.45%	-0.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.40%	2,023	31.713457	64,156	3.28%	18.52%
2005	1.40%	2,023	26.758789	54,133	1.56%	4.39%
2004	1.40%	2,023	25.634055	51,858	1.73%	9.97%
2003	1.40%	2,805	23.310338	65,385	1.69%	28.51%
2002	1.40%	2,805	18.139316	50,881	2.58%	-18.11%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.30%	524,256	32.285532	16,925,884	0.41%	5.46%
2005	1.30%	651,130	30.612671	19,932,828	0.51%	4.43%
2004	1.30%	814,161	29.314781	23,866,951	0.27%	2.03%
2003	1.30%	993,685	28.730299	28,548,867	0.28%	31.12%
2002	1.30%	1,153,010	21.910904	25,263,491	0.27%	-31.02%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.40%	1,670	20.110798	33,585	0.84%	16.43%
2005	1.40%	1,670	17.272664	28,845	0.60%	17.38%
2004	1.40%	1,671	14.714573	24,588	1.20%	12.05%
2003	1.40%	2,025	13.132716	26,594	0.75%	41.36%
2002	1.40%	2,025	9.290009	18,812	0.81%	-21.40%

Gartmore GVIT – Government Bond Fund – Class I
2006	1.30%	190,560	28.007554	5,337,119	3.97%	2.00%
2005	1.30%	235,928	27.457989	6,478,108	3.56%	1.92%
2004	1.30%	299,705	26.939467	8,073,893	5.45%	1.92%
2003	1.30%	365,935	26.432024	9,672,403	3.19%	0.67%
2002	1.30%	486,609	26.255002	12,775,920	4.27%	9.54%

Gartmore GVIT – Growth Fund – Class I
2006	1.30%	84,033	17.565687	1,476,097	0.05%	4.79%
2005	1.30%	104,468	16.762531	1,751,148	0.08%	5.12%
2004	1.30%	120,486	15.946096	1,921,281	0.30%	6.75%
2003	1.30%	143,283	14.937671	2,140,314	0.02%	31.02%
2002	1.30%	174,036	11.401436	1,984,260	0.00%	-29.65%

Gartmore GVIT – Money Market Fund – Class I
2006	1.30%	47,555	16.884372	802,936	4.43%	3.18%
2005	1.30%	52,279	16.364776	855,534	2.79%	1.34%
2004	1.30%	66,933	16.148866	1,080,892	0.81%	-0.50%
2003	1.30%	108,259	16.229879	1,757,030	0.62%	-0.68%
2002	1.30%	136,059	16.341409	2,223,396	1.23%	-0.10%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide Fund – Class I
2006	1.30%	318,066	$40.026869	$12,731,186	1.05%	12.15%
2005	1.30%	385,898	35.688932	13,772,287	0.87%	6.05%
2004	1.30%	491,383	33.653268	16,536,644	1.22%	8.32%
2003	1.30%	589,962	31.067022	18,328,362	0.55%	25.86%
2002	1.30%	736,315	24.684452	18,175,532	0.81%	-18.43%

MFS Variable Insurance Trust – Total Return Series – Initial Class
2006	1.40%	785	22.553664	17,705	2.27%	10.33%
2005	1.40%	785	20.441579	16,047	2.00%	1.38%
2004	1.40%	785	20.162536	15,828	0.98%	9.76%
2003	1.40%	1,840	18.369150	33,799	1.70%	14.69%
2002	1.40%	1,840	16.015683	29,469	1.67%	-6.50%

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	1.30%	210,022	24.803958	5,209,377	0.76%	9.23%
2005	1.30%	270,724	22.707466	6,147,456	0.92%	7.77%
2004	1.30%	333,788	21.071030	7,033,257	1.16%	7.89%
2003	1.30%	386,824	19.530231	7,554,762	1.66%	14.77%
2002	1.30%	461,406	17.017286	7,851,878	2.78%	-18.23%

2006 Reserves for annuity contracts in payout phase:				210,537

2006 Contract owners’ equity				$46,026,648

2005 Reserves for annuity contracts in payout phase:				208,569

2005 Contract owners’ equity				$52,811,642

2004 Reserves for annuity contracts in payout phase:				216,598

2004 Contract owners’ equity				$62,946,064

2003 Reserves for annuity contracts in payout phase:				257,331

2003 Contract owners’ equity				$73,130,020

2002 Reserves for annuity contracts in payout phase:				214,771

2002 Contract owners’ equity				$72,945,918

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company